Real Estate Assets Fair Value of Acquisition (Details) - USD ($)	Dec. 31, 2015	Sep. 01, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Real estate assets	$ 141,017,390		$ 110,351,512
Other assets	35,720,342		26,719,088
Total Assets	867,110,483		739,823,986	$ 531,880,602
Accounts payable, accrued expenses and other liabilities	5,667,948		4,123,346
Net assets	313,119,341		309,943,899
Total Liabilities and Partnersʼ Capital	$ 867,110,483		$ 739,823,986
The Suites on Paseo [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash		$ 514,094
Restricted cash		187,715
In-place lease assets		1,227,770
Real estate assets		41,374,397
Other assets		259,633
Total Assets		43,563,609
Accounts payable, accrued expenses and other liabilities		493,868
Net assets		43,069,741
Total Liabilities and Partnersʼ Capital		$ 43,563,609